Stockholders' Equity - Additional Information (Details)						1 Months Ended										2 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Aug. 13, 2021 shares	Jul. 01, 2019 shares	May 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2019 Founder shares	May 31, 2019 USD ($) Founder $ / shares shares	Apr. 30, 2019 shares	Oct. 31, 2018 Founder shares	Feb. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Aug. 13, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Director $ / shares shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Nov. 30, 2021 $ / shares	Jul. 31, 2021 shares	May 31, 2021 $ / shares	Nov. 30, 2020 shares	Mar. 31, 2020 $ / shares shares
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized		70,000,000															70,000,000						70,000,000		30,000,000	30,000,000					100,000,000
Common stock, par value | $ / shares																	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, shares issued																	0						0		0	0					70,000,000
Common stock, shares issued																	10,945,904						10,945,904		7,584,980	4,433,644					30,000,000
Preferred stock, par value | $ / shares																	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Number of common stock sold						11,111										263,729
Sale of common stock, price per share | $ / shares						$ 9										$ 9
Issuance of common stock | $	$ 9,100,000					$ 99,999										$ 2,373,561							$ 2,473,560	$ 5,366,170	$ 5,000,000
Cancelled/forfeited, Options Outstanding																							16,888		73,568	249,500
General and administrative expenses | $																	$ 1,653,072			$ 1,151,542			$ 4,341,880	$ 2,798,766	$ 4,289,831	$ 5,563,192
Warrants exercise price, per share | $ / shares		$ 6.25	$ 6.00																	$ 6.00				$ 6.00
Warrant liability | $																										$ 85,260
Issuance of common shares upon conversion of convertible promissory notes, Agrregate amount | $																				$ 11,001,274					$ 11,001,274
Warrants Outstanding, Exercised																							608,612		283,616
Warrants Outstanding, Expired																							20,520
Expected term																							7 years		7 years
Percentage of shares granted																							10.00%		10.00%
Exercise price percentage																							110.00%		110.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number											1,627,000						6,511,910						6,511,910		5,797,185	3,664,966
Related party transaction, issued options																							768,113		2,210,787	2,287,466
Stock based compensation expense | $																	$ 532,438			778,544			$ 1,830,536	$ 2,108,868
Common stock, shares outstanding																	10,945,904						10,945,904		7,584,980	4,433,644
Noncontrolling interests | $																										$ 1,719,787
Issuance of restricted common shares | $																					$ 27,500				$ 27,500	20,000
Research and development expenses | $																	$ 2,343,154			$ 1,081,705			$ 6,539,948	$ 1,988,450	$ 3,496,796	$ 1,412,409
Preferred stock, shares authorized		30,000,000															30,000,000						30,000,000		70,000,000	70,000,000
Transaction costs | $						$ 0										$ 0
Stock price per share | $ / shares			8.00													$ 9.00				$ 8.00				$ 8.00
Deemed dividend on warrant modification | $																							$ (450,578)
Warrants Exercised Shares						394,501
Cashless exercise at fair market value per share | $ / shares						$ 9
Issuance of common shares upon cashless exercise of warrants, shares						315,601
Warrants and rights exercisable period		Jan. 23, 2023
Class of warrant or right date from which warrants or rights expire		Jul. 27, 2027
Change in fair value of warrant liability | $																	$ (128,030)			$ 100,780			(128,030)	$ 1,546,280	$ 1,546,280	$ 19,600
Black Sholes Method
Subsidiary Or Equity Method Investee [Line Items]
Warrant liability | $	$ 343,735																215,705						215,705
Expected term	5 years
Risk-free interest rate	2.82%
Expected volatility	77.50%
Change in fair value of warrant liability | $																							128,030
IPO
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued		219,872
Number of common stock sold		2,000,000
Sale of common stock, price per share | $ / shares		$ 5
Warrants exercise price, per share | $ / shares		5.00
Stock price per share | $ / shares		$ 5.00														$ 5.00
Deemed dividend declared | $		$ 1,099,360
Gross proceeds from common stock | $		$ 10,000,000
Number of warrants exercise		20,520
Overallotment Option
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold	300,000
Sale of common stock, price per share | $ / shares	$ 5
Stock price per share | $ / shares	$ 5.00
Gross proceeds from common stock | $	$ 1,500,000
General and Administrative Expense
Subsidiary Or Equity Method Investee [Line Items]
Stock based compensation expense | $																	$ 345,568			$ 464,360			$ 1,144,440	$ 1,399,498
January One To January Twenty Six Two Thousand Twenty Two
Subsidiary Or Equity Method Investee [Line Items]
Common stock, par value | $ / shares																	$ 8.87						$ 8.87
January Twenty Seven To May Thirty One Two Thousand Twenty Two
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares																	9						9
June One Two Thousand Twenty Two To August One Two Thousand Twenty Two
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares																	$ 5						$ 5
January One Two Thousand Twenty One To February Twenty Eight Two Thousand Twenty One
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares			1.80																	$ 1.80				$ 1.80
March One Two Thousand Twenty One To June Six Two Thousand Twenty One
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares			$ 1.83																	$ 1.83				$ 1.83
2018 Stock Option Plan
Subsidiary Or Equity Method Investee [Line Items]
Common stock reserved for issuance																									3,900,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number																	1,924,500						1,924,500
Amended and Restated 2020 Equity Incentive Plan
Subsidiary Or Equity Method Investee [Line Items]
Common stock reserved for issuance																	0						0			1,671,000		4,171,000		3,171,000
Shares available for issuance																									331,815
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number																	3,993,023						3,993,023
DGD
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized																									10,000,000
Common stock, par value | $ / shares																									$ 0.0001
DGD | Common Class A
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized																									4,000,000
Common stock, shares issued																										2,575,000
Common stock, voting rights																									one	one
Noncontrolling interests | $																										$ 690,000
DGD | Common Class B
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized																									6,000,000
Common stock, voting rights																									two	two
Common stock, shares outstanding																										6,000,000
Noncontrolling interests | $																										$ 6,000,000
Two Thousand Twenty One Equity Incentive Plan
Subsidiary Or Equity Method Investee [Line Items]
Common stock reserved for issuance		1,909,518															1,315,131						1,315,131
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number																	594,387						594,387
Maximum
Subsidiary Or Equity Method Investee [Line Items]
Warrants to purchase of common stock		100,000
Expected term																							10 years		10 years
Maximum | Black Sholes Method
Subsidiary Or Equity Method Investee [Line Items]
Expected term																									6 years 7 months 9 days
Risk-free interest rate																									1.30%
Expected volatility																									106.00%
Maximum | Overallotment Option
Subsidiary Or Equity Method Investee [Line Items]
Class of Warrant or Right Additional Purchase Aggregate of Common Stock	15,000
Minimum | Black Sholes Method
Subsidiary Or Equity Method Investee [Line Items]
Expected term																									5 months 15 days
Risk-free interest rate																									0.00%
Expected volatility																									81.00%
THIO
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold																										200,000
Issuance of common stock | $																										$ 320,000
DGD
Subsidiary Or Equity Method Investee [Line Items]
Issuance of common stock | $																										$ 50,000
DGD | Common Class A
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued											62,500
Research and development expenses | $											$ 75,000
M A I A Biotechnology Inc | Common Class A
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued									690,000
M A I A Biotechnology Inc | Common Class B
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued									10,000	322,000
Issuance of common stock | $										$ 321,968
Founder
Subsidiary Or Equity Method Investee [Line Items]
Issuance of restricted common shares, Shares																								87,500	87,500
Stock compensation expense | $																								$ 202,500
Founder | THIO
Subsidiary Or Equity Method Investee [Line Items]
Issuance of restricted common shares, Shares				612,500
Board of Directors Chairman | T H I O Therapeutics Inc Amended And Restated Two Thousand Twenty Equity Incentive Plan
Subsidiary Or Equity Method Investee [Line Items]
Common stock reserved for issuance																									1,000,000
Investor | Common Class A
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares issued										50,000
Issuance of common stock | $										$ 50,000
Restricted Stock Awards
Subsidiary Or Equity Method Investee [Line Items]
Founders shares cancelled																									5,557
Unvested restricted shares											420,848						0						0		58,333	147,778
Number of shares vested																							58,333		186,666	289,737
Related party transaction, issued other than options																									15,278	16,667
Restricted Stock Awards | THIO
Subsidiary Or Equity Method Investee [Line Items]
Issuance of restricted common shares, Shares														700,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					3 years
Founders shares cancelled																						87,500
Unvested restricted shares											291,667															175,000
Number of shares vested																						87,500				116,667
Restricted Stock Awards | THIO | Share-Based Payment Arrangement, Tranche One
Subsidiary Or Equity Method Investee [Line Items]
Number of shares vested														350,000
Restricted Stock Awards | THIO | Share-Based Payment Arrangement, Tranche Two
Subsidiary Or Equity Method Investee [Line Items]
Number of shares vested					350,000
Restricted Stock Awards | DGD
Subsidiary Or Equity Method Investee [Line Items]
Founders shares cancelled																						378,468
Unvested restricted shares											686,804															378,468
Number of shares vested																										320,836
Related party transaction, issued other than options																										12,500
Restricted Stock Awards | Founder
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold															1,050,000
Issuance of restricted common shares, Shares															2,100,000
Percentage of granted shares vesting															0.50
Founders | Founder															4
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)															3 years
Number of founders terminated | Founder												2
Cancelled/forfeited, Options Outstanding												400,000
General and administrative expenses | $																									$ 202,500	$ 270,000
Stock compensation expense | $																									$ 105,000
Unvested restricted shares																									58,333
Unrecognized compensation expense | $																									$ 52,500
Related party transaction, issued other than options																								112,500
Restricted Stock Awards | Founder | THIO
Subsidiary Or Equity Method Investee [Line Items]
Founders shares cancelled				612,500
Stock compensation expense | $																									105,000	$ 210,000
Additional incremental stock compensation | $																									$ 0
Restricted Stock Awards | Director
Subsidiary Or Equity Method Investee [Line Items]
Issuance of restricted common shares, Shares																									15,278	16,667
General and administrative expenses | $																									$ 27,500	$ 241,027
Directors | Director																									2	1
MAIA Stock Warrants
Subsidiary Or Equity Method Investee [Line Items]
Warrant liability | $																										$ 124,064
Warrant modification, value | $							$ 144,497
Deemed dividend on warrant modification | $																			$ 450,578
MAIA Stock Warrants | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Each warrant or right grants																										90,000
Warrants exercise price, per share | $ / shares																										$ 5.00
Expected term																									7 years	7 years
MAIA Stock Warrants | Minimum
Subsidiary Or Equity Method Investee [Line Items]
Each warrant or right grants																										20,520
Warrants exercise price, per share | $ / shares																										$ 1.80
Expected term																									5 years	5 years
Stock Options
Subsidiary Or Equity Method Investee [Line Items]
Unrecognized compensation expense | $																	$ 3,829,045						$ 3,829,045		$ 3,116,815
Weighted Average Remaining Contractual Term in Years, Granted | $ / shares																							$ 3.11	$ 2.57	$ 3.55	$ 1.11
Unrecognized compensation expense, recognized period																							3 years 4 months 24 days		2 years 8 months 15 days
Stock Options | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Expected term																							6 years 3 months	6 years 6 months	6 years 6 months	5 years 6 months
Stock Options | Minimum
Subsidiary Or Equity Method Investee [Line Items]
Expected term																							5 years	5 years	5 years	5 years
DGD Pharmaceuticals Corporation 2019 Stock Option Plan
Subsidiary Or Equity Method Investee [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number																										805,000
Related party transaction, issued options																										0
DGD Pharmaceuticals Corporation 2019 Stock Option Plan | General and Administrative Expense
Subsidiary Or Equity Method Investee [Line Items]
Stock based compensation expense | $																									$ 5,208	$ 19,802
Restricted Common Stock Awards To Founders | DGD
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares													$ 1.00
Issuance of restricted common shares, Shares													1,550,000
Percentage of granted shares vesting													50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)													3 years
Issuance of restricted common shares | $													$ 1,550,000
Number of shares vested													775,000
Restricted Common Stock Awards To Founders | DGD | General and Administrative Expense
Subsidiary Or Equity Method Investee [Line Items]
Stock compensation expense | $																									$ 161,460	$ 206,947
Restricted Common Stock Awards To Founders | Founder | DGD
Subsidiary Or Equity Method Investee [Line Items]
Founders | Founder													4
Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized																															10,000,000
Common stock, par value | $ / shares																									$ 8.87		$ 8.69
Number of common stock sold						11,111										263,729									772,563
Sale of common stock, price per share | $ / shares						$ 9										$ 9.00									$ 8.00
Issuance of common stock | $																									$ 6,200,000
Issuance of common shares upon conversion of convertible notes, Shares																				1,375,228					1,375,228
Issuance of restricted common shares, Shares																					15,278				15,278	16,667
Issuance of common shares upon conversion of convertible promissory notes, Agrregate amount | $																				$ 138					$ 138
Issuance of common shares upon conversion of convertible promissory notes, Shares																				1,375,228					1,375,228
Related party transaction, arms length																									Between June 2021 and October 2021, the fair value of the Company’s common stock, was determined based on sales of the Company’s shares at arm’s length to unrelated third parties at $8.00 per share.
Issuance of restricted common shares | $																					$ 2				$ 2	$ 1
Issuance of common shares upon exercise of warrants, Shares						153,000	61,111											468,601	61,111						283,616
Proceeds from issuance of common stock upon exercise of warrants | $						$ 275,400	$ 110,000
Common Stock | IPO
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold																	2,300,000
Common Stock | March 1, 2021 through May 2021 [Member]
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share | $ / shares																													$ 1.83
Common Stock | THIO
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized																									11,000,000
Common stock, par value | $ / shares																									$ 0.00001
Common Stock | M A I A Biotechnology Inc
Subsidiary Or Equity Method Investee [Line Items]
Issuance of common stock | $									$ 699,999
Common Stock | MAIA Stock Warrants
Subsidiary Or Equity Method Investee [Line Items]
Issuance of common shares upon conversion of convertible notes, Shares			1,375,228
Warrants to purchase of common stock								686,489																		110,520
Warrants exercise price, per share | $ / shares								$ 6.00
Issuance of common shares upon conversion of convertible promissory notes, Agrregate amount | $								$ 8,000,000.0
Issuance of common shares upon conversion of convertible promissory notes, Shares			1,375,228
Warrants Outstanding, Exercised																									4,504
Warrants Outstanding, Expired																									681,985